LOANS PAYABLE (Details Narrative) - USD ($)	Nov. 30, 2021	Nov. 30, 2020	Dec. 01, 2019
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 2,001,732	$ 1,149,818	$ 3,285,334
Third Party [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	14.40%
Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities		$ 5,447